INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating losses carried forward	$ 44,944	$ 46,650
Depreciation and amortization	125,014	125,897
Lease liabilities	1,692	1,654
Other	4	79
Sub-total	171,654	174,280
Valuation allowances	(170,143)	(172,688)
Total deferred tax assets	1,511	1,592
Deferred tax liabilities
Right-of-use assets	(1,389)	(1,397)
Unrealized capital allowances	(108)	0
Other	(74)	(272)
Total deferred tax liabilities	(1,571)	(1,669)
Deferred tax liabilities, net	$ (60)	$ (77)